Distribution Date:	10/13/21	SG Commercial Mortgage Securities Trust 2016-C5
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C5

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	SG Commercial Mortgage Securities, LLC
Certificate Factor Detail	3		Jim Barnard		Jim.Barnard@sgcib.com
Certificate Interest Reconciliation Detail	4		245 Park Avenue, | New York, NY 10167
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22-23
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	25		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	26	Controlling Class	RREF III Debt AIV, L.P.
Interest Shortfall Detail - Collateral Level	27	Representative
			-
Supplemental Notes	28
			, | ,

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	78419CAA2	1.345000%	30,047,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	78419CAB0	2.491000%	92,155,000.00	71,078,437.08	148,085.28	147,546.99	0.00	0.00	295,632.27	70,930,351.80	32.16%	30.00%
A-3	78419CAC8	2.779000%	165,000,000.00	165,000,000.00	0.00	382,112.50	0.00	0.00	382,112.50	165,000,000.00	32.16%	30.00%
A-4	78419CAD6	3.055000%	188,922,000.00	188,922,000.00	0.00	480,963.92	0.00	0.00	480,963.92	188,922,000.00	32.16%	30.00%
A-SB	78419CAE4	2.895000%	39,644,000.00	38,282,808.82	747,785.59	92,357.28	0.00	0.00	840,142.87	37,535,023.23	32.16%	30.00%
AM	78419CAF1	3.379000%	50,656,000.00	50,656,000.00	0.00	142,638.85	0.00	0.00	142,638.85	50,656,000.00	24.73%	23.13%
B	78419CAK0	3.933000%	35,919,000.00	35,919,000.00	0.00	117,724.52	0.00	0.00	117,724.52	35,919,000.00	19.46%	18.25%
C	78419CAL8	4.819939%	33,157,000.00	33,157,000.00	0.00	133,178.94	0.00	0.00	133,178.94	33,157,000.00	14.59%	13.75%
D	78419CAV6	4.819939%	39,603,000.00	39,603,000.00	0.00	159,070.04	0.00	0.00	159,070.04	39,603,000.00	8.78%	8.38%
E	78419CAX2	2.537000%	19,342,000.00	19,342,000.00	0.00	40,892.21	0.00	0.00	40,892.21	19,342,000.00	5.94%	5.75%
F	78419CAZ7	2.537000%	8,289,000.00	8,289,000.00	0.00	17,524.33	0.00	0.00	17,524.33	8,289,000.00	4.73%	4.63%
G*	78419CBB9	2.537000%	34,077,980.00	32,208,408.39	0.00	112,270.45	0.00	0.00	112,270.45	32,208,408.39	0.00%	0.00%
V	78419CBD5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	78419CBF0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			736,811,980.00	682,457,654.29	895,870.87	1,826,280.03	0.00	0.00	2,722,150.90	681,561,783.42

Notional Certificates
X-A	78419CAG9	1.911534%	566,424,000.00	513,939,245.90	0.00	818,677.06	0.00	0.00	818,677.06	513,043,375.03
X-B	78419CAH7	0.886939%	35,919,000.00	35,919,000.00	0.00	26,548.31	0.00	0.00	26,548.31	35,919,000.00
X-C	78419CAJ3	0.000000%	33,157,000.00	33,157,000.00	0.00	0.00	0.00	0.00	0.00	33,157,000.00
X-D	78419CAM6	0.000000%	39,603,000.00	39,603,000.00	0.00	0.00	0.00	0.00	0.00	39,603,000.00
X-E	78419CAP9	2.282939%	19,342,000.00	19,342,000.00	0.00	36,797.18	0.00	0.00	36,797.18	19,342,000.00
X-F	78419CAR5	2.282939%	8,289,000.00	8,289,000.00	0.00	15,769.40	0.00	0.00	15,769.40	8,289,000.00
X-G	78419CAT1	2.282939%	34,077,980.00	32,208,408.39	0.00	61,274.87	0.00	0.00	61,274.87	32,208,408.39
Notional SubTotal			736,811,980.00	682,457,654.29	0.00	959,066.82	0.00	0.00	959,066.82	681,561,783.42

Deal Distribution Total					895,870.87	2,785,346.85	0.00	0.00	3,681,217.72

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	78419CAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	78419CAB0	771.29224763	1.60691531	1.60107417	0.00000000	0.00000000	0.00000000	0.00000000	3.20798947	769.68533232
A-3	78419CAC8	1,000.00000000	0.00000000	2.31583333	0.00000000	0.00000000	0.00000000	0.00000000	2.31583333	1,000.00000000
A-4	78419CAD6	1,000.00000000	0.00000000	2.54583331	0.00000000	0.00000000	0.00000000	0.00000000	2.54583331	1,000.00000000
A-SB	78419CAE4	965.66463576	18.86251614	2.32966603	0.00000000	0.00000000	0.00000000	0.00000000	21.19218217	946.80211961
A-M	78419CAF1	1,000.00000000	0.00000000	2.81583327	0.00000000	0.00000000	0.00000000	0.00000000	2.81583327	1,000.00000000
B	78419CAK0	1,000.00000000	0.00000000	3.27749993	0.00000000	0.00000000	0.00000000	0.00000000	3.27749993	1,000.00000000
C	78419CAL8	1,000.00000000	0.00000000	4.01661610	0.00000000	0.00000000	0.00000000	0.00000000	4.01661610	1,000.00000000
D	78419CAV6	1,000.00000000	0.00000000	4.01661591	0.00000000	0.00000000	0.00000000	0.00000000	4.01661591	1,000.00000000
E	78419CAX2	1,000.00000000	0.00000000	2.11416658	0.00000000	0.00000000	0.00000000	0.00000000	2.11416658	1,000.00000000
F	78419CAZ7	1,000.00000000	0.00000000	2.11416697	0.00000000	0.00000000	0.00000000	0.00000000	2.11416697	1,000.00000000
G	78419CBB9	945.13842634	0.00000000	3.29451599	(1.29633593)	26.04939084	0.00000000	0.00000000	3.29451599	945.13842634
V	78419CBD5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	78419CBF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	78419CAG9	907.34016549	0.00000000	1.44534317	0.00000000	0.00000000	0.00000000	0.00000000	1.44534317	905.75853959
X-B	78419CAH7	1,000.00000000	0.00000000	0.73911607	0.00000000	0.00000000	0.00000000	0.00000000	0.73911607	1,000.00000000
X-C	78419CAJ3	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	78419CAM6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-E	78419CAP9	1,000.00000000	0.00000000	1.90244959	0.00000000	0.00000000	0.00000000	0.00000000	1.90244959	1,000.00000000
X-F	78419CAR5	1,000.00000000	0.00000000	1.90244903	0.00000000	0.00000000	0.00000000	0.00000000	1.90244903	1,000.00000000
X-G	78419CAT1	945.13842634	0.00000000	1.79807811	0.00000000	0.00000000	0.00000000	0.00000000	1.79807811	945.13842634

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	147,546.99	0.00	147,546.99	0.00	0.00	0.00	147,546.99	0.00
A-3	09/01/21 - 09/30/21	30	0.00	382,112.50	0.00	382,112.50	0.00	0.00	0.00	382,112.50	0.00
A-4	09/01/21 - 09/30/21	30	0.00	480,963.92	0.00	480,963.92	0.00	0.00	0.00	480,963.92	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	92,357.28	0.00	92,357.28	0.00	0.00	0.00	92,357.28	0.00
A-M	09/01/21 - 09/30/21	30	0.00	142,638.85	0.00	142,638.85	0.00	0.00	0.00	142,638.85	0.00
X-A	09/01/21 - 09/30/21	30	0.00	818,677.06	0.00	818,677.06	0.00	0.00	0.00	818,677.06	0.00
X-B	09/01/21 - 09/30/21	30	0.00	26,548.31	0.00	26,548.31	0.00	0.00	0.00	26,548.31	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	09/01/21 - 09/30/21	30	0.00	36,797.18	0.00	36,797.18	0.00	0.00	0.00	36,797.18	0.00
X-F	09/01/21 - 09/30/21	30	0.00	15,769.40	0.00	15,769.40	0.00	0.00	0.00	15,769.40	0.00
X-G	09/01/21 - 09/30/21	30	0.00	61,274.87	0.00	61,274.87	0.00	0.00	0.00	61,274.87	0.00
B	09/01/21 - 09/30/21	30	0.00	117,724.52	0.00	117,724.52	0.00	0.00	0.00	117,724.52	0.00
C	09/01/21 - 09/30/21	30	0.00	133,178.94	0.00	133,178.94	0.00	0.00	0.00	133,178.94	0.00
D	09/01/21 - 09/30/21	30	0.00	159,070.04	0.00	159,070.04	0.00	0.00	0.00	159,070.04	0.00
E	09/01/21 - 09/30/21	30	0.00	40,892.21	0.00	40,892.21	0.00	0.00	0.00	40,892.21	0.00
F	09/01/21 - 09/30/21	30	0.00	17,524.33	0.00	17,524.33	0.00	0.00	0.00	17,524.33	0.00
G	09/01/21 - 09/30/21	30	929,921.12	68,093.94	0.00	68,093.94	(44,176.51)	0.00	0.00	112,270.45	887,710.62
Totals			929,921.12	2,741,170.34	0.00	2,741,170.34	(44,176.51)	0.00	0.00	2,785,346.85	887,710.62

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 28

Additional Information
Total Available Distribution Amount (1)	3,681,217.72
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,756,652.77	Master Servicing Fee	8,636.09
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,425.03
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	284.36
ARD Interest	0.00	Operating Advisor Fee	1,733.59
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	193.36
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,756,652.77	Total Fees	15,482.43

Principal		Expenses/Reimbursements
Scheduled Principal	755,744.87	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	12,238.70
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(59,028.01)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,612.80
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	140,126.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	895,870.87	Total Expenses/Reimbursements	(44,176.51)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,785,346.85
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	895,870.87
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,681,217.72
Total Funds Collected	3,652,523.64	Total Funds Distributed	3,652,523.64

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	682,457,654.29	682,457,654.29	Beginning Certificate Balance	682,457,654.29
(-) Scheduled Principal Collections	755,744.87	755,744.87	(-) Principal Distributions	895,870.87
(-) Unscheduled Principal Collections	140,126.00	140,126.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	681,561,783.42	681,561,783.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	683,268,949.02	683,268,949.02	Ending Certificate Balance	681,561,783.42
Ending Actual Collateral Balance	682,364,919.26	682,364,919.26

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.82%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	14,857,788.84	2.18%	55	4.6850	NAP	Defeased	1	14,857,788.84	2.18%	55	4.6850	NAP
2,000,000 or less	1	1,574,563.78	0.23%	53	6.3600	1.336900	1.30 or less	13	178,726,363.95	26.22%	54	5.1012	0.749304
2,000,001 to 3,000,000	1	2,407,592.09	0.35%	55	5.7600	1.278500	1.31 to 1.40	4	41,080,590.54	6.03%	53	4.5619	1.340899
3,000,001 to 4,000,000	1	3,150,000.00	0.46%	49	4.8455	2.706300	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	6	27,651,865.25	4.06%	55	5.3248	2.094262	1.51 to 1.60	3	35,869,913.46	5.26%	52	4.8523	1.558127
5,000,001 to 6,000,000	1	5,850,134.32	0.86%	56	5.3200	1.612400	1.61 to 1.70	3	21,474,083.94	3.15%	25	5.2284	1.650705
6,000,001 to 7,000,000	3	19,520,467.64	2.86%	54	4.9791	1.067140	1.71 to 1.80	4	75,544,729.01	11.08%	53	4.7899	1.769683
7,000,001 to 8,000,000	2	15,802,347.46	2.32%	(3)	4.7965	1.867360	1.81 to 1.90	5	79,823,413.97	11.71%	44	4.5554	1.832788
8,000,001 to 9,000,000	2	16,843,371.50	2.47%	53	5.3465	1.037850	1.91 to 2.00	2	32,724,394.18	4.80%	5	4.6864	1.946685
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	3	71,641,609.36	10.51%	32	5.1386	2.156610
10,000,001 to 15,000,000	10	128,922,472.28	18.92%	50	5.3593	1.409402	2.26 to 3.00	4	74,582,313.86	10.94%	53	4.8420	2.331250
15,000,001 to 20,000,000	4	75,031,915.79	11.01%	53	4.7327	1.582234	3.01 to 3.99	3	55,236,582.31	8.10%	56	4.3509	3.182042
20,000,001 to 30,000,000	8	194,406,116.16	28.52%	36	4.7330	1.761494	4.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 or greater	5	175,543,148.31	25.76%	56	4.4842	1.916543	Totals	45	681,561,783.42	100.00%	47	4.8470	1.684054
Totals	45	681,561,783.42	100.00%	47	4.8470	1.684054
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	14,857,788.84	2.18%	55	4.6850	NAP	Virginia	39	29,802,653.13	4.37%	53	5.0769	2.007635
Alabama	3	16,820,351.18	2.47%	55	5.4113	3.266074	Washington	6	44,361,606.25	6.51%	57	4.9979	1.770830
Arizona	1	6,638,917.34	0.97%	50	4.7500	0.914000	Wisconsin	1	21,757,651.26	3.19%	49	5.0500	1.784100
California	4	92,738,290.02	13.61%	33	4.8394	1.978567	Totals	135	681,561,783.42	100.00%	47	4.8470	1.684054
Connecticut	1	1,350,221.11	0.20%	56	5.3200	2.421300
									Property Type³
Florida	5	62,130,216.72	9.12%	53	5.1393	1.841064
Georgia	2	22,724,760.17	3.33%	50	4.0374	1.426931		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	1	3,604,793.83	0.53%	50	4.9040	2.284000		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	11,306,512.40	1.66%	56	5.1617	1.353229	Defeased	1	14,857,788.84	2.18%	55	4.6850	NAP
Massachusetts	1	4,243,245.06	0.62%	50	4.9040	2.284000	Industrial	4	18,659,706.44	2.74%	56	4.6253	1.198651
Minnesota	1	2,868,119.34	0.42%	50	4.9040	2.284000	Lodging	13	127,799,003.89	18.75%	55	5.3793	1.070591
Mississippi	1	3,707,795.10	0.54%	48	4.7900	1.554600	Mixed Use	2	10,945,893.32	1.61%	57	4.5300	1.808000
Missouri	1	2,229,668.12	0.33%	50	4.9040	2.284000	Multi-Family	4	45,536,483.92	6.68%	43	4.7781	1.569810
New Hampshire	1	40,000,000.00	5.87%	56	4.0400	1.827000	Office	25	219,757,970.06	32.24%	45	5.0301	1.810068
New Jersey	26	42,612,543.47	6.25%	41	5.0735	1.030623	Other	58	20,000,000.01	2.93%	52	4.3000	1.741500
New York	4	48,005,280.20	7.04%	44	4.0753	2.720088	Retail	28	224,004,936.95	32.87%	44	4.4711	1.989569
North Carolina	2	6,424,737.19	0.94%	56	5.0015	1.150090	Totals	135	681,561,783.42	100.00%	47	4.8470	1.684054
Ohio	5	26,430,725.17	3.88%	53	5.1968	1.442052
Oklahoma	1	3,150,000.00	0.46%	49	4.8455	2.706300
Oregon	2	9,743,335.06	1.43%	50	6.1001	0.627533
Pennsylvania	17	85,575,797.77	12.56%	37	4.8688	1.564475
South Carolina	1	4,685,368.30	0.69%	56	5.1700	1.340200
Tennessee	1	31,542,710.24	4.63%	57	5.1160	0.025700
Texas	4	33,574,095.95	4.93%	49	4.8041	1.315422
Utah	1	8,674,600.22	1.27%	56	4.6840	1.553000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	14,857,788.84	2.18%	55	4.6850	NAP	Defeased	1	14,857,788.84	2.18%	55	4.6850	NAP
	4.000% or less	2	56,514,736.70	8.29%	54	3.7921	2.431135	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	40,000,000.00	5.87%	56	4.0400	1.827000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	20,000,000.00	2.93%	52	4.3000	1.741500	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	7	129,627,178.97	19.02%	40	4.6455	1.844973	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	7	130,287,435.87	19.12%	36	4.8935	1.777840	49 months or greater	44	666,703,994.58	97.82%	47	4.8506	1.692167
	5.001% to 5.250%	13	178,846,457.77	26.24%	50	5.1102	1.241232	Totals	45	681,561,783.42	100.00%	47	4.8470	1.684054
	5.251% to5.500%	7	68,481,754.81	10.05%	55	5.3782	1.650881
	5.501% to 5.750%	2	16,886,834.10	2.48%	57	5.6450	2.198344
	5.751% to 6.000%	2	16,316,261.30	2.39%	55	5.8367	2.071442
	6.001 or greater	2	9,743,335.06	1.43%	50	6.1001	0.627533
	Totals	45	681,561,783.42	100.00%	47	4.8470	1.684054
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	14,857,788.84	2.18%	55	4.6850	NAP	Defeased	1	14,857,788.84	2.18%	55	4.6850	NAP
	59 months or less	44	666,703,994.58	97.82%	47	4.8506	1.692167	Interest Only	8	202,450,000.00	29.70%	44	4.3748	2.229947
60 months to 83 months		0	0.00	0.00%	0	0.0000	0.000000	324 months or less	36	464,253,994.58	68.12%	48	5.0580	1.457654
84 months to 110 months		0	0.00	0.00%	0	0.0000	0.000000	325 months to 351 months	0	0.00	0.00%	0	0.0000	0.000000
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	681,561,783.42	100.00%	47	4.8470	1.684054	Totals	45	681,561,783.42	100.00%	47	4.8470	1.684054
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	14,857,788.84	2.18%	55	4.6850	NAP				None
Underwriter's Information		1	8,000,000.00	1.17%	(3)	4.5981	1.880000
	12 months or less	41	619,764,737.14	90.93%	51	4.8588	1.678276
	13 months to 24 months	1	28,000,000.00	4.11%	(3)	4.5981	1.950800
	25 months or greater	1	10,939,257.44	1.61%	(5)	5.2130	1.679800
	Totals	45	681,561,783.42	100.00%	47	4.8470	1.684054
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	303161073	RT	Salem	NH	Actual/360	4.040%	134,666.67	0.00	0.00	N/A	06/01/26	--	40,000,000.00	40,000,000.00	10/01/21
2	303161071	OF	San Francisco	CA	Actual/360	4.742%	150,163.33	0.00	0.00	N/A	06/01/26	--	38,000,000.00	38,000,000.00	10/01/21
3	407004623	RT	New York	NY	Actual/360	3.705%	111,165.00	0.00	0.00	N/A	06/06/26	--	36,000,000.00	36,000,000.00	10/06/21
4	306170004	RT	Lynwood	CA	Actual/360	4.598%	107,289.23	0.00	0.00	N/A	07/05/21	--	28,000,000.00	28,000,000.00	09/05/21
4A	306170104				Actual/360	4.598%	30,654.07	0.00	0.00	N/A	07/05/21	--	8,000,000.00	8,000,000.00	09/05/21
5	303161076	LO	Nashville	TN	Actual/360	5.116%	134,698.23	51,870.91	0.00	N/A	07/01/26	--	31,594,581.15	31,542,710.24	08/01/21
6	306170006	OF	Tampa	FL	Actual/360	5.020%	125,656.82	37,047.87	0.00	N/A	03/06/26	--	30,037,485.94	30,000,438.07	10/06/21
7	407004622	RT	Various	Various	Actual/360	4.904%	119,739.33	0.00	0.00	N/A	12/06/25	--	29,300,000.00	29,300,000.00	10/06/21
8	303161078	OF	Center Valley	PA	Actual/360	4.910%	114,045.50	140,126.00	0.00	07/01/21	07/01/36	--	27,872,628.08	27,732,502.08	10/01/21
9	306170009	MF	Dallas	TX	Actual/360	4.810%	95,156.91	30,907.88	0.00	N/A	12/06/25	--	23,739,769.62	23,708,861.74	10/06/21
10	301741107	OF	Glendale	WI	Actual/360	5.050%	91,722.73	37,848.84	0.00	N/A	11/06/25	--	21,795,500.10	21,757,651.26	10/06/21
11	301741118	RT	Columbus	GA	Actual/360	3.944%	67,612.49	57,015.56	0.00	N/A	12/06/25	--	20,571,752.26	20,514,736.70	10/06/21
12	407004625	OF	Breinigsville	PA	Actual/360	5.000%	90,030.50	36,122.58	0.00	N/A	07/06/26	--	21,607,318.92	21,571,196.34	10/06/21
13	306170013	Various Various		WA	Actual/360	4.530%	82,490.59	30,643.85	0.00	N/A	07/05/26	--	21,851,811.89	21,821,168.04	10/05/21
14	306170014	RT	Various	FL	Actual/360	5.233%	85,248.91	31,870.73	0.00	N/A	05/05/26	--	19,548,764.90	19,516,894.17	10/05/21
15	407004638	98	Various	Various	Actual/360	4.300%	71,666.67	0.00	0.00	N/A	02/06/26	--	20,000,000.00	20,000,000.00	10/06/21
16	306170016	IN	Various	PA	Actual/360	4.620%	71,307.33	28,891.53	0.00	N/A	07/01/26	--	18,521,384.90	18,492,493.37	10/01/21
17	301741100	RT	Various	Various	Actual/360	4.790%	68,053.15	26,277.84	0.00	10/06/25	10/06/45	--	17,048,806.09	17,022,528.25	10/06/21
18	303161066	MF	Blacksburg	VA	Actual/360	4.685%	58,110.39	26,410.11	0.00	N/A	05/01/26	--	14,884,198.95	14,857,788.84	10/01/21
19	306170019	LO	Gulf Shores	AL	Actual/360	5.500%	65,715.60	22,291.70	0.00	N/A	06/05/26	--	14,337,949.62	14,315,657.92	10/05/21
20	301741138	OF	Beachwood	OH	Actual/360	5.347%	61,683.53	22,050.51	0.00	N/A	06/06/26	--	13,843,321.63	13,821,271.12	10/06/21
21	306170021	LO	Various	VA	Actual/360	5.850%	67,905.12	20,586.02	0.00	N/A	05/06/26	--	13,929,255.23	13,908,669.21	10/06/21
22	407004609	LO	Los Angeles	CA	Actual/360	5.419%	62,495.87	21,911.74	0.00	N/A	05/06/26	--	13,839,277.37	13,817,365.63	10/06/21
23	407000584	LO	Saddle Brook	NJ	Actual/360	5.146%	58,570.39	23,282.33	0.00	N/A	12/06/25	--	13,658,077.21	13,634,794.88	03/06/21
24	407004621	OF	Horsham	PA	Actual/360	5.051%	60,298.56	19,612.98	0.00	N/A	06/06/26	--	14,325,534.74	14,305,921.76	10/06/21
26	303161069	LO	Ocala	FL	Actual/360	5.281%	53,075.61	19,514.81	0.00	N/A	05/01/26	--	12,060,354.43	12,040,839.62	10/01/21
27	306170027	OF	Vancouver	WA	Actual/360	5.610%	56,014.61	15,824.10	0.00	N/A	07/05/26	--	11,981,733.81	11,965,909.71	10/05/21
28	305960001	Various Various		Various	Actual/360	5.213%	47,589.94	15,650.20	0.00	N/A	05/05/21	--	10,954,907.64	10,939,257.44	05/05/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	407004607	OF	Cherry Hill	NJ	Actual/360	5.100%	43,306.42	16,961.00	0.00	N/A	05/06/26	--	10,189,745.99	10,172,784.99	10/06/21
30	306170030	OF	Taylorsville	UT	Actual/360	4.684%	33,946.20	22,120.25	0.00	N/A	06/01/26	--	8,696,720.47	8,674,600.22	10/01/21
31	306170031	LO	Newport	OR	Actual/360	6.050%	41,277.70	18,540.19	0.00	N/A	11/05/25	--	8,187,311.47	8,168,771.28	02/05/20
32	301741139	MF	Brooklyn	NY	Actual/360	5.000%	32,564.22	13,065.62	0.00	N/A	07/06/21	--	7,815,413.08	7,802,347.46	06/06/21
33	306170033	RT	Glendale	AZ	Actual/360	4.750%	26,326.61	12,014.47	0.00	N/A	12/06/25	--	6,650,931.81	6,638,917.34	06/06/21
34	306170034	LO	Pineville	NC	Actual/360	5.020%	26,250.70	15,337.97	0.00	N/A	06/05/26	--	6,275,068.05	6,259,730.08	10/05/21
35	306170035	RT	Noblesville	IN	Actual/360	5.170%	28,576.29	10,973.56	0.00	N/A	06/06/26	--	6,632,793.78	6,621,820.22	10/06/21
36	306170036	RT	Richland	WA	Actual/360	5.320%	25,996.89	13,826.50	0.00	N/A	06/06/26	--	5,863,960.82	5,850,134.32	10/06/21
37	407004624	LO	Yuba City	CA	Actual/360	5.730%	23,549.87	10,984.54	0.00	N/A	07/06/26	--	4,931,908.93	4,920,924.39	10/06/21
38	306170038	LO	Fort Mill	SC	Actual/360	5.170%	20,234.71	11,275.77	0.00	N/A	06/05/26	--	4,696,644.07	4,685,368.30	10/05/21
39	306170039	LO	Wauseon	OH	Actual/360	5.350%	20,130.97	11,186.16	0.00	N/A	10/06/25	--	4,515,358.50	4,504,172.34	10/06/21
40	407004615	OF	Mishawaka	IN	Actual/360	5.150%	20,138.22	7,709.12	0.00	N/A	06/06/26	--	4,692,401.30	4,684,692.18	10/06/21
41	306170041	OF	Yakima	WA	Actual/360	5.210%	20,535.95	5,576.17	0.00	N/A	05/05/26	--	4,729,970.35	4,724,394.18	10/05/21
42	306170042	RT	Various	Various	Actual/360	5.320%	18,341.01	4,755.70	0.00	N/A	06/06/26	--	4,137,069.56	4,132,313.86	10/06/21
44	306170044	MF	Oklahoma City	OK	Actual/360	4.846%	12,719.44	0.00	0.00	N/A	11/06/25	--	3,150,000.00	3,150,000.00	10/06/21
46	306170046	RT	Plattsburgh	NY	Actual/360	5.760%	11,573.80	3,615.62	0.00	N/A	05/05/26	--	2,411,207.71	2,407,592.09	10/05/21
47	306170047	OF	Portland	OR	Actual/360	6.360%	8,356.69	2,170.14	0.00	N/A	03/05/26	--	1,576,733.92	1,574,563.78	02/05/20
Totals							2,756,652.77	895,870.87	0.00				682,457,654.29	681,561,783.42
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	21,349,154.20	10,104,313.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,276,997.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,827,063.59	2,091,965.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	9,837,695.00	5,052,590.00	01/01/20	06/30/20	--	0.00	0.00	107,172.57	107,172.57	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	30,620.73	30,620.73	0.00	0.00
5	968,190.56	0.00	--	--	08/06/21	0.00	0.00	559,303.10	559,303.10	0.00	0.00
6	7,953,593.69	4,618,960.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	21,291,163.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,066,541.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,493,093.82	967,707.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,942,491.02	1,473,029.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,906,617.13	3,747,016.57	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	5,527,428.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,549,662.00	1,293,220.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,422,197.02	1,402,299.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	13,380,724.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,013,697.56	412,728.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,698,791.23	1,473,435.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,195,541.25	3,923,980.84	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,268,653.25	575,055.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	(61,825.00)	1,309,325.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	3,268,598.53	2,580,230.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	(1,124,120.00)	0.00	--	--	07/06/21	0.00	0.00	81,471.55	489,373.75	320,609.36	0.00
24	1,886,439.40	711,058.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	1,142,929.05	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,467,583.88	803,830.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	8,234,016.00	6,163,765.00	01/01/18	09/30/18	07/12/21	2,819,978.18	305,482.16	50,878.29	144,668.27	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	3,213,377.34	1,622,469.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,110,236.00	589,354.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	538,559.03	0.00	--	--	08/06/21	0.00	32,615.75	59,725.85	874,760.77	139,385.32	0.00
32	1,058,607.00	0.00	--	--	--	0.00	0.00	45,541.98	182,386.73	0.00	0.00
33	464,283.10	0.00	--	--	--	0.00	0.00	38,266.31	153,251.35	69,040.76	0.00
34	477,597.26	632,636.98	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	760,923.00	460,656.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	835,761.00	417,880.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,089,239.46	763,114.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	367,598.77	573,494.97	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	460,936.59	770,605.16	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	571,030.54	296,983.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	609,391.57	266,488.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	440,058.37	138,952.44	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	417,220.00	220,686.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	251,398.99	117,390.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	171,263.00	0.00	--	--	02/08/21	0.00	8,617.54	10,509.10	201,784.34	21,496.85	0.00
Totals	143,477,469.15	56,718,154.22				2,819,978.18	346,715.45	983,489.48	2,743,321.61	550,532.29	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
8	303161078	140,126.00	Partial Liquidation (Curtailment)	0.00	0.00
Totals		140,126.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	4	30,017,047.28	0	0.00	1	6,638,917.34	0	0.00	1	140,126.00	0	0.00	4.846951%	4.777065%	47
09/13/21	0	0.00	1	6,650,931.81	4	55,016,703.75	0	0.00	0	0.00	0	0.00	1	147,159.38	0	0.00	4.847163%	4.777285%	48
08/12/21	1	6,662,023.36	0	0.00	4	55,104,069.37	0	0.00	0	0.00	0	0.00	1	137,103.91	1	11,583,127.76	4.847352%	4.773063%	49
07/12/21	0	0.00	2	20,373,525.02	5	68,927,433.69	0	0.00	0	0.00	1	31,688,720.54	1	143,108.63	0	0.00	4.860138%	4.777121%	50
06/11/21	2	20,408,406.80	0	0.00	5	69,039,902.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.860345%	4.777332%	51
05/12/21	0	0.00	1	6,695,902.53	6	82,885,786.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.860515%	4.780310%	52
04/12/21	0	0.00	0	0.00	8	100,755,237.08	0	0.00	0	0.00	1	12,151,412.43	0	0.00	1	2,895,676.53	4.862606%	4.780529%	53
03/12/21	1	5,942,213.58	2	20,506,526.03	7	92,563,144.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.866154%	4.784060%	54
02/12/21	1	18,715,952.06	1	5,957,386.63	9	113,282,200.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.866371%	4.784264%	55
01/12/21	1	5,969,861.42	2	20,577,863.70	7	92,865,634.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.866524%	4.777800%	56
12/11/20	3	26,591,315.40	0	0.00	7	92,995,019.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.866675%	4.777940%	57
11/13/20	1	5,995,522.56	0	0.00	9	129,137,764.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.866849%	4.782983%	58
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 18 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	306170004	09/05/21	0	5	107,172.57	107,172.57	494.95	28,000,000.00	10/09/20	11	04/14/21
4A	306170104	09/05/21	0	5	30,620.73	30,620.73	0.00	8,000,000.00	10/09/20	11	04/14/21
23	407000584	03/06/21	6	6	81,471.55	489,373.75	404,361.70	13,787,973.37	11/12/20	2
28	305960001	05/05/21	4	5	50,878.29	144,668.27	0.00	11,012,115.80	06/07/19	3
31	306170031	02/05/20	19	6	59,725.85	874,760.77	181,234.87	8,511,835.07	05/11/20	13
32	301741139	06/06/21	3	5	45,541.98	182,386.73	400.00	7,852,132.12	05/23/21	11
33	306170033	06/06/21	3	3	38,266.31	153,251.35	84,963.76	6,684,949.55	11/05/20	10			08/31/21
47	306170047	02/05/20	19	6	10,509.10	201,784.34	38,538.94	1,613,738.19	05/11/20	13
Totals					424,186.38	2,184,018.51	709,994.22	85,462,744.10
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		54,741,605	0	54,741,605		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		4,504,172	4,504,172	0		0
49 - 60 Months		577,560,976	547,543,929	23,378,130		6,638,917
> 60 Months		44,755,030	44,755,030	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	681,561,783	596,803,131	0	0	48,758,652	0
Sep-21	682,457,654	566,019,698	36,000,000	6,650,932	73,787,024	0
Aug-21	683,294,094	566,731,750	6,662,023	0	109,900,320	0
Jul-21	697,588,738	553,465,713	0	20,373,525	123,749,500	0
Jun-21	698,499,200	598,052,583	20,408,407	0	80,038,211	0
May-21	699,193,618	598,599,813	0	6,695,903	93,897,902	0
Apr-21	703,869,720	603,114,483	0	0	100,755,237	0
Mar-21	707,452,562	588,440,677	5,942,214	20,506,526	92,563,145	0
Feb-21	708,287,705	570,332,165	18,715,952	5,957,387	113,282,201	0
Jan-21	708,936,443	589,523,083	5,969,861	20,577,864	92,865,635	0
Dec-20	709,582,381	589,996,046	26,591,315	0	92,995,020	0
Nov-20	710,256,995	575,123,708	5,995,523	0	129,137,764	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	306170004	28,000,000.00	28,000,000.00	170,000,000.00	10/28/20	4,820,253.00	1.95080	06/30/20	07/05/21	I/O
4A	306170104	8,000,000.00	8,000,000.00	170,000,000.00	10/28/20		1.88000	--	07/05/21	I/O
5	303161076	31,542,710.24	31,641,754.30	101,000,000.00	07/07/21	121,802.56	0.02570	12/31/20	07/01/26	296
23	407000584	13,634,794.88	13,787,973.37	27,100,000.00	05/24/21	(1,124,120.00)	(0.62370)	12/31/20	12/06/25	289
28	305960001	10,939,257.44	11,012,115.80	131,000,000.00	09/29/15	5,846,976.00	1.67980	09/30/18	05/05/21	296
31	306170031	8,168,771.28	8,511,835.07	10,700,000.00	07/15/21	352,325.03	0.49080	12/31/20	11/05/25	228
32	301741139	7,802,347.46	7,852,132.12	15,400,000.00	05/10/16	1,015,405.00	1.85440	12/31/20	07/06/21	296
33	306170033	6,638,917.34	6,684,949.55	10,500,000.00	10/21/15	420,567.10	0.91400	12/31/20	12/06/25	289
47	306170047	1,574,563.78	1,613,738.19	2,120,000.00	01/20/21	168,883.00	1.33690	12/31/20	03/05/26	292
Totals		116,301,362.42	117,104,498.40	637,820,000.00		11,622,091.69

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	306170004	RT	CA	10/09/20	11
	COVID - The 404,064 sq ft retail property was built in 1974 (renovated in 2005) and is located in Lynwood, CA.					The Loan is currently due for th June 2021 payment. As of April 2021, the asset is 90.42% occupied. An October 2020 property inspection foundt he asset is good overall condition with some deferred maintenance. A pre-negotiation letter was sent to the Borrower in October 2020 and signed in November 2020. The Borrower filed chapter 11 bankruptcy on 4/14/21. The

	SpecialServicer is in the progress o f evaluating next steps at this time.

4A	306170104	Various	Various	10/09/20	11
	COVID - The 404,064 sq ft retail property was built in 1974 (renovated in 2005) and is located in Lynwood, CA.					The Loan is currently due for th June 2021 payment. As of April 2021, the asset is 90.42% occupied. An October 2020 property inspection foundt he asset is good overall condition with some deferred maintenance. A pre-negotiation letter was sent to the Borrower in October 2020 and signed in November 2020. The Borrower filed chapter 11 bankruptcy on 4/14/21. The

	SpecialServicer is in the progress o f evaluating next steps at this time.
	b
5	303161076	LO	TN	06/09/20	1

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Special Servicer and Borrower have finalized a relief agreement. Forbearance and Modification executed and closed 5/26/2021.

23	407000584	LO	NJ	11/12/20	2

Loan for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Borrower has confirmed intention to transition property to the Lender. Working with counsel to determine appropriate method to take title. A

	receiver has been appointed as of May 2021.

28	305960001	Various	Various	06/07/19	3
	Special Servicer comments are not available for this cycle.

31	306170031	LO	OR	05/11/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Loan is currently in payment default. Discussions with the Borrower are ongoing. Lender is dual tracking with the foreclosure process.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 22 of 28

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
32	301741139	MF	NY	05/23/21	11
Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Borrower has requested a formal payoff statement and is expected to payoff the loan.

33	306170033	RT	AZ	11/05/20	10
Lender took title via deed-in-lieu of foreclosure on 9/1/2021. Asset Management working with local Property Manager to lease up and stabilize asset.

47	306170047	OF	OR	05/11/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Loan is currently in payment default. Discussions with Borrower are ongoing. Lender is preparing to file foreclosure.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	303161076	32,360,036.78	5.11600%	32,316,027.98 5.11600%		10	05/26/21	05/26/21	--
19	306170019	14,586,985.70	5.50000%	14,586,985.70 5.50000%		10	07/15/20	04/05/20	09/08/20
22	407004609	14,142,165.57	5.41900%	14,142,165.57 5.41900%		10	06/02/20	06/06/20	07/06/20
26	303161069	12,347,378.94	5.28100%	12,312,614.56 5.28100%		10	03/31/21	07/01/20	--
Totals		73,436,566.99		73,357,793.81
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
25	303161077 08/12/21	13,471,228.11	13,500,000.00	13,000,709.18	1,399,053.24	13,000,709.18	11,601,655.94	1,869,572.17	0.00	0.00	1,869,572.17	12.89%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		13,471,228.11	13,500,000.00	13,000,709.18	1,399,053.24	13,000,709.18	11,601,655.94	1,869,572.17	0.00	0.00	1,869,572.17

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/13/21	0.00	(3,960.94)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		09/13/21	0.00	(3,952.59)	0.00	0.00	0.00	0.00	0.00	0.00
25	303161077	08/12/21	0.00	0.00	1,869,572.17	0.00	0.00	1,869,572.17	0.00	0.00	1,869,572.17
Current Period Totals			0.00	(3,960.94)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(7,913.53)	1,869,572.17	0.00	0.00	1,869,572.17	0.00	0.00	1,869,572.17

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 26 of 28

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	5,833.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	6,582.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	1,001.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	(51,032.26)	0.00	884.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	(43,693.55)	0.00	725.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,282.27	0.00	0.00	12,238.70	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(59,028.01)	0.00	2,612.80	12,238.70	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(44,176.51)

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 27 of 28

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 28 of 28